Income Tax - Schedule of Income Tax Expenses (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Income Tax Expenses [Abstract]
Current income tax expenses	$ 795,535		$ 1,322,227
Deferred income tax benefit	(435,768)	$ (56,021)	(346,058)
Income tax expenses	$ 359,767	$ 46,250	$ 976,169